Equity-accounted investees - Summarized Financial Information of Joint Ventures (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 23, 2016	Jun. 01, 2016	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of joint ventures [line items]
Non-Current assets			$ 3,606,210	$ 2,530,337	[1]
Non-Current assets of which Vessel			3,522,010	2,336,831		$ 2,470,076		$ 2,382,976
Current Assets			521,141	280,636	[1]
Cash and cash equivalents			173,133	143,648	[1],[2]	206,689	[2]	$ 131,663	[2]
Non-current liabilities			1,579,706	805,872	[1]
Non-Current Liabilities Of which bank loans			1,421,465	653,730
Current liabilities			287,122	158,740	[1]
Net Carrying amount of interest in joint venture			43,182	30,595	[1]
Revenue			600,024	513,368	[3]	684,265	[3]
Income tax expense			238	(1,358)	[3]	(174)	[3]
Profit/(loss) for the period			(110,070)	1,383	[2],[3],[4]	204,049	[2],[3],[4]
Other comprehensive income (100%)			(3,194)	995	[4]	$ 748	[4]
Joint ventures
Disclosure of joint ventures [line items]
Ownership percentage in joint venture						50.00%
Non-Current assets			303,343	359,214		$ 392,116
Non-Current assets of which Vessel			300,058	336,199		372,340
Current Assets			322,080	174,912		89,392
Cash and cash equivalents			6,227	8,608		64,074
Non-current liabilities			204,760	329,514		410,207
Non-Current Liabilities Of which bank loans			137,630	0		0
Current liabilities			334,978	150,083		77,896
Current Liabilities Of which bank loans			111,382	43,000		75,343
Net assets (100%)			85,685	54,530		(6,595)
Group's share of net assets			43,182	27,565		(3,298)
Shareholders loans to joint ventures			28,665	162,762		203,512
Net Carrying amount of interest in joint venture			43,182	30,595		16,867
Remaining shareholders loan to joint venture			28,665	159,732		183,348
Revenue			847,540	119,087		171,855
Depreciations and amortization			(36,213)	(36,142)		(47,548)
Interest Expense			(10,161)	(2,052)		(6,531)
Income tax expense			(3,412)	(2,976)		(432)
Profit/(loss) for the period			32,074	59,865		80,322
Other comprehensive income (100%)			(918)	966		2,448
Group's share of profit (loss) for the period			16,076	29,932		40,161
Group's share of other comprehensive income			$ (459)	$ 483		1,224
Great Hope Enterprises Ltd
Disclosure of joint ventures [line items]
Non-Current assets						0
Non-Current assets of which Vessel						0
Current Assets						0
Cash and cash equivalents						0
Non-current liabilities						0
Non-Current Liabilities Of which bank loans						0
Current liabilities						0
Current Liabilities Of which bank loans						0
Net assets (100%)						0
Group's share of net assets						0
Shareholders loans to joint ventures						0
Net Carrying amount of interest in joint venture						0
Remaining shareholders loan to joint venture						0
Revenue						0
Depreciations and amortization						0
Interest Expense						0
Income tax expense						0
Profit/(loss) for the period						(32)
Other comprehensive income (100%)						0
Group's share of profit (loss) for the period						(16)
Group's share of other comprehensive income						$ 0
Kingswood Co. Ltd
Disclosure of joint ventures [line items]
Ownership percentage in joint venture			50.00%	50.00%		50.00%
Non-Current assets			$ 522	$ 629		$ 946
Non-Current assets of which Vessel			0	0		0
Current Assets			0	0		76
Cash and cash equivalents			0	0		0
Non-current liabilities			0	0		0
Non-Current Liabilities Of which bank loans			0	0		0
Current liabilities			5	111		2
Current Liabilities Of which bank loans			0	0		0
Net assets (100%)			517	518		1,020
Group's share of net assets			258	259		510
Shareholders loans to joint ventures			0	0		0
Net Carrying amount of interest in joint venture			258	259		510
Remaining shareholders loan to joint venture			0	0		0
Revenue			0	0		0
Depreciations and amortization			0	0		0
Interest Expense			0	0		0
Income tax expense			0	0		0
Profit/(loss) for the period			(2)	(2)		12
Other comprehensive income (100%)			0	0		0
Group's share of profit (loss) for the period			(1)	(1)		6
Group's share of other comprehensive income			$ 0	$ 0		$ 0
Seven Seas Shipping Ltd.
Disclosure of joint ventures [line items]
Ownership percentage in joint venture	50.00%		50.00%	50.00%		50.00%
Non-Current assets			$ 0	$ 0		$ 0
Non-Current assets of which Vessel			0	0		0
Current Assets			792	993		3,221
Cash and cash equivalents			696	689		555
Non-current liabilities			522	629		946
Non-Current Liabilities Of which bank loans			0	0		0
Current liabilities			1	91		132
Current Liabilities Of which bank loans			0	0		0
Net assets (100%)			269	273		2,143
Group's share of net assets			134	137		1,072
Shareholders loans to joint ventures			0	0		0
Net Carrying amount of interest in joint venture			134	137		1,072
Remaining shareholders loan to joint venture			0	0		0
Revenue			1	61		13,646
Depreciations and amortization			0	0		(3,344)
Interest Expense			0	0		(3)
Income tax expense			0	0		0
Profit/(loss) for the period			(5)	130		7,469
Other comprehensive income (100%)			0	0		0
Group's share of profit (loss) for the period			(2)	65		3,735
Group's share of other comprehensive income			$ 0	$ 0		$ 0
Fiorano Shipholding Ltd
Disclosure of joint ventures [line items]
Ownership percentage in joint venture						50.00%
Non-Current assets						$ 0
Non-Current assets of which Vessel						0
Current Assets						0
Cash and cash equivalents						0
Non-current liabilities						0
Non-Current Liabilities Of which bank loans						0
Current liabilities						0
Current Liabilities Of which bank loans						0
Net assets (100%)						0
Group's share of net assets						0
Shareholders loans to joint ventures						0
Net Carrying amount of interest in joint venture						0
Remaining shareholders loan to joint venture						0
Revenue						7,182
Depreciations and amortization						(2,047)
Interest Expense						(223)
Income tax expense						0
Profit/(loss) for the period						1,146
Other comprehensive income (100%)						0
Group's share of profit (loss) for the period						573
Group's share of other comprehensive income						$ 0
Fontvieille Shipholding Ltd
Disclosure of joint ventures [line items]
Ownership percentage in joint venture						50.00%
Non-Current assets						$ 0
Non-Current assets of which Vessel						0
Current Assets						0
Cash and cash equivalents						0
Non-current liabilities						0
Non-Current Liabilities Of which bank loans						0
Current liabilities						0
Current Liabilities Of which bank loans						0
Net assets (100%)						0
Group's share of net assets						0
Shareholders loans to joint ventures						0
Net Carrying amount of interest in joint venture						0
Remaining shareholders loan to joint venture						0
Revenue						6,404
Depreciations and amortization						(2,037)
Interest Expense						(377)
Income tax expense						0
Profit/(loss) for the period						500
Other comprehensive income (100%)						0
Group's share of profit (loss) for the period						250
Group's share of other comprehensive income						$ 0
Larvotto Shipholding Ltd
Disclosure of joint ventures [line items]
Ownership percentage in joint venture		50.00%				50.00%
Non-Current assets						$ 0
Non-Current assets of which Vessel						0
Current Assets						0
Cash and cash equivalents						0
Non-current liabilities						0
Non-Current Liabilities Of which bank loans						0
Current liabilities						0
Current Liabilities Of which bank loans						0
Net assets (100%)						0
Group's share of net assets						0
Shareholders loans to joint ventures						0
Net Carrying amount of interest in joint venture						0
Remaining shareholders loan to joint venture						0
Revenue						6,901
Depreciations and amortization						(1,929)
Interest Expense						(288)
Income tax expense						0
Profit/(loss) for the period						1,082
Group's share of profit (loss) for the period						541
Group's share of other comprehensive income						$ 0
Moneghetti Shipholding Ltd
Disclosure of joint ventures [line items]
Ownership percentage in joint venture						50.00%
Non-Current assets						$ 0
Non-Current assets of which Vessel						0
Current Assets						0
Cash and cash equivalents						0
Non-current liabilities						0
Non-Current Liabilities Of which bank loans						0
Current liabilities						0
Current Liabilities Of which bank loans						0
Net assets (100%)						0
Group's share of net assets						0
Shareholders loans to joint ventures						0
Net Carrying amount of interest in joint venture						0
Remaining shareholders loan to joint venture						0
Revenue						7,471
Depreciations and amortization						(2,049)
Interest Expense						(537)
Income tax expense						0
Profit/(loss) for the period						1,270
Other comprehensive income (100%)						0
Group's share of profit (loss) for the period						635
Group's share of other comprehensive income						$ 0
TI Africa Ltd
Disclosure of joint ventures [line items]
Ownership percentage in joint venture			50.00%	50.00%		50.00%
Non-Current assets			$ 154,553	$ 182,298		$ 198,826
Non-Current assets of which Vessel			153,404	171,612		189,821
Current Assets			9,119	12,639		38,206
Cash and cash equivalents			484	4,062		26,928
Non-current liabilities			130,068	200,231		276,498
Non-Current Liabilities Of which bank loans			70,080	0		0
Current liabilities			24,400	766		863
Current Liabilities Of which bank loans			23,867	0		0
Net assets (100%)			9,205	(6,060)		(40,329)
Group's share of net assets			4,603	(3,030)		(20,165)
Shareholders loans to joint ventures			28,665	100,115		137,615
Net Carrying amount of interest in joint venture			4,603	0		0
Remaining shareholders loan to joint venture			28,665	97,085		117,451
Revenue			49,129	61,015		65,188
Depreciations and amortization			(18,209)	(18,209)		(18,209)
Interest Expense			(3,857)	(90)		(400)
Income tax expense			(1,585)	383		(326)
Profit/(loss) for the period			15,742	34,269		36,515
Other comprehensive income (100%)			(477)	0		0
Group's share of profit (loss) for the period			7,871	17,135		18,257
Group's share of other comprehensive income			$ (239)	$ 0		$ 0
TI Asia Ltd
Disclosure of joint ventures [line items]
Ownership percentage in joint venture			50.00%	50.00%		50.00%
Non-Current assets			$ 147,962	$ 175,826		$ 192,344
Non-Current assets of which Vessel			146,654	164,587		182,519
Current Assets			22,450	10,521		47,889
Cash and cash equivalents			2,561	1,968		36,591
Non-current liabilities			74,171	128,653		132,763
Non-Current Liabilities Of which bank loans			67,551	0		0
Current liabilities			23,699	687		76,899
Current Liabilities Of which bank loans			23,015	0		75,343
Net assets (100%)			72,543	57,007		30,571
Group's share of net assets			36,271	28,503		15,285
Shareholders loans to joint ventures			0	62,647		65,897
Net Carrying amount of interest in joint venture			36,271	28,503		15,285
Remaining shareholders loan to joint venture			0	62,647		65,897
Revenue			49,180	58,011		65,063
Depreciations and amortization			(17,933)	(17,933)		(17,933)
Interest Expense			(3,733)	(1,961)		(4,703)
Income tax expense			(1,611)	(3,359)		(106)
Profit/(loss) for the period			15,977	25,467		32,359
Other comprehensive income (100%)			(441)	966		2,448
Group's share of profit (loss) for the period			7,989	12,734		16,180
Group's share of other comprehensive income			$ (220)	$ 483		$ 1,224
Tankers Agencies (UK) Ltd
Disclosure of joint ventures [line items]
Ownership percentage in joint venture			50.00%	50.00%
Non-Current assets			$ 306	$ 363
Non-Current assets of which Vessel			0	0
Current Assets			289,431	149,650
Cash and cash equivalents			2,487	1,889
Non-current liabilities			0	0
Non-Current Liabilities Of which bank loans			0	0
Current liabilities			286,825	147,453
Current Liabilities Of which bank loans			64,500	43,000
Net assets (100%)			2,912	2,560
Group's share of net assets			1,774	1,559
Shareholders loans to joint ventures			0	0
Net Carrying amount of interest in joint venture			1,774	1,559
Remaining shareholders loan to joint venture			0	0
Revenue			749,229	0
Depreciations and amortization			(71)	0
Interest Expense			(2,571)	0
Income tax expense			(216)	0
Profit/(loss) for the period			352	0
Other comprehensive income (100%)			0	0
Group's share of profit (loss) for the period			214	0
Group's share of other comprehensive income			$ 0	$ 0
Tankers International LLC
Disclosure of joint ventures [line items]
Ownership percentage in joint venture			50.00%	50.00%
Non-Current assets			$ 0	$ 98
Non-Current assets of which Vessel			0	0
Current Assets			288	1,108
Cash and cash equivalents			0	0
Non-current liabilities			0	0
Non-Current Liabilities Of which bank loans			0	0
Current liabilities			48	975
Current Liabilities Of which bank loans			0	0
Net assets (100%)			240	232
Group's share of net assets			141	136
Shareholders loans to joint ventures			0	0
Net Carrying amount of interest in joint venture			141	136
Remaining shareholders loan to joint venture			0	0
Revenue			0	0
Depreciations and amortization			0	0
Interest Expense			0	0
Income tax expense			0	0
Profit/(loss) for the period			10	0
Other comprehensive income (100%)			0	0
Group's share of profit (loss) for the period			6	0
Group's share of other comprehensive income			$ 0	$ 0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[4]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.